INVENTORIES	12 Months Ended
Dec. 31, 2019
INVENTORIES
INVENTORIES

6. INVENTORIES

Inventories consist of the following:

	December 31,
	2018	2019
Raw materials	$3,821,620	$12,965,337
Work-in-process	5,711,848	7,262,021
Finished goods	5,915,899	16,164,105
Total	$15,449,367	$36,391,463

Inventory write-down was nil,  nil and $326,598 for the years ended December 31, 2017, 2018 and 2019.